OTHER INTANGIBLE ASSETS (Details) - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OTHER INTANGIBLE ASSETS (Details) [Line Items]
Brand names	£ 380	£ 380
Remaining amortisation period of intangible assets material to entity	9 years